ORGANIZATION (Details Narrative) - USD ($)														1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 24, 2025	Nov. 26, 2025	Nov. 25, 2025	Nov. 03, 2025	Oct. 02, 2025	Sep. 24, 2025	Sep. 04, 2025	Mar. 15, 2025	Feb. 21, 2025	Jun. 28, 2024	Jun. 01, 2023	Jun. 03, 2022	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2023	Dec. 22, 2025	Mar. 24, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 10, 2025	Dec. 31, 2024
Common stock shares authorized		833,333,333.33																			10,000,000,000	833,333,333
Common stock par value											$ 0.003											$ 3.6
Common stock, shares issued																						4,560
Reverse stock split		12-for-1			100-for-1		100-for-1				1-for-30
authorized share capital																	$ 3,000,000,000.00
Common stock, shares outstanding		16,001																				4,558
Ordinary shares description															(i) privately placed JWAC Common Stock holders of 16,434 shares, (ii) holders with JWAC’s privately placed right to receive (1/8) of ordinary shares, equivalent of 2,055 shares, (iii) I-banker privately placed 4,534 shares, (iv) I-banker with privately place right to receive (1/8) of ordinary shares, equivalent of 567 shares, (v) I-banker representative shares of 9,200, (vi) JWAC officers and directors of 10,000 shares, (vii) DCX independent directors compensation of 668 shares, (viii) Greentree Financial Group Inc. (“Greentree”) of 6,667 shares due to the conversion of Shandong Baoya’s accrued expenses of US$1 million pursuant to the financial consulting agreements with Greentree, and 8,333 shares issued for exercise of Greentree’s warrants.
Increase in additional paid-in capital.	$ 4,490,000											$ 4,490,000			$ 4,490,000
Recapitalization costs																$ 1,500,000
Transaction costs																1,500,000
Deferred costs																$ 3,000,000.0
Shandong Baoya [Member]
Common stock, shares issued													1,795,977
Business acquired percentage													85.172%
Business acquired description													(1) WFOE acquired 17.245% stake in Shandong Baoya from two shareholders through 1,795,977 ordinary shares issued by Chijet Inc.; and (2) WFOE acquired 67.927% stake in Shandong Baoya from seven shareholders, individual and institutional, for total consideration of Renminbi (“RMB”) 7. Upon those transactions, all seven shareholders entered into a voting agreement to vote consensually concerning operation and development matters of the Chijet Inc. and its subsidiaries.
Sellers [Member]
Common stock, shares issued												5,071,010
Shares issued												8,870,095
Exchange ratio												57.17%
Aggregate value												$ 1,600,000,000
Share price												$ 31.552
Redemption price values												$ 674,000,000
Minimum [Member]
Common stock par value		$ 0.30					$ 0.003
Common stock, shares outstanding		1,334
Maximum [Member]
Common stock par value		$ 3.60					$ 0.30
JWAC Public Shareholders [Member]
Common stock, shares outstanding												5,345,321
Shares issued												57,500
Ordinary shares issued												43,353
Common Class A [Member]
Common stock shares authorized	831,833,333	831,833,333.33													831,833,333						9,982,000,000
Common stock par value	$ 3.6	$ 3.60													$ 3.6				$ 3.6	$ 3.6	$ 0.003
Common stock, shares issued	19,560,823	234,729,854													19,560,823				1,757	1,399		4,560
Common stock, shares outstanding	19,560,821	234,729,854													19,560,821							4,558
Ordinary shares issued	360,009		18,832,021	109,321		13,333		11,300	19,380	23,255,814				262,806
Common Class A [Member] | Chijet Holdings Limited [Member]
Common stock, shares issued																		1,624,910
Common Class B [Member]
Common stock shares authorized	1,500,000	1,500,000													1,500,000						18,000,000
Common stock par value	$ 3.6	$ 3.60													$ 3.6						$ 0.003
Common stock, shares issued	1,334	19,560,821													1,334
Common stock, shares outstanding	1,334	19,560,821													1,334
Common Class B [Member] | Chijet Holdings Limited [Member]
Common stock, shares issued																		1,600,000
Common Class B [Member] | JWAC Public Shareholders [Member]
Ordinary shares issued												58,458
Common Class B [Member] | JWAC Public Shareholders [Member] | Contingent Value Right [Member]
Ordinary shares issued												115,000